INCOME TAXES (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 Cayman Island CNY	Dec. 31, 2014 British Virgin Island CNY	Dec. 31, 2014 UNITED STATES KS Mobile CNY	Dec. 31, 2013 UNITED STATES KS Mobile CNY	Dec. 31, 2014 HONG KONG Cheetah Technology	Dec. 31, 2014 HONG KONG HK Zoom	Dec. 31, 2014 HONG KONG Youloft HK	Dec. 31, 2014 CHINA	Dec. 31, 2014 CHINA New Software Development Enterprise USD ($)	Dec. 31, 2014 CHINA New Software Development Enterprise CNY	Dec. 31, 2013 CHINA New Software Development Enterprise CNY	Dec. 31, 2012 CHINA New Software Development Enterprise CNY	Dec. 31, 2014 CHINA Beijing Security New Software Development Enterprise	Dec. 31, 2013 CHINA Beijing Security New Software Development Enterprise	Dec. 31, 2012 CHINA Beijing Security New Software Development Enterprise	Dec. 31, 2014 CHINA Conew Network and Beike Internet New Software Development Enterprise Tax Year 2015 To 2017	Dec. 31, 2014 CHINA Zhuhai Juntian New Software Development Enterprise	Dec. 31, 2013 CHINA Zhuhai Juntian New Software Development Enterprise	Dec. 31, 2012 CHINA Zhuhai Juntian New Software Development Enterprise	Dec. 31, 2015 CHINA Zhuhai Juntian HNTE	Dec. 31, 2014 CHINA Zhuhai Juntian HNTE
Income taxes
Tax withheld	0			0	0
Foreign statutory tax rate						35.00%	35.00%	16.50%	16.50%	16.50%
Provision for federal income tax						0	0
Assessable profits						0	0
Statutory rate	25.00%	25.00%	25.00%								25.00%								12.50%
Exemption period for income tax												2 years	2 years
Period for reduction in tax percentage												3 years	3 years
Reduction in tax rate for three years following the exemption period (as a percent)												50.00%	50.00%
Preferential tax rate (as a percent)																12.50%	12.50%	12.50%		12.50%	12.50%	12.50%	15.00%	15.00%
Income Tax Holiday, Aggregate Dollar Amount												$ 6,529	40,509	4,430	4,201
Income tax holiday, income tax benefits per share												$ 0.0051	0.0314	0.0041	0.0042
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percent)											10.00%